Income Taxes (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Taxes [Abstract]
Effective tax rate	0.00%	0.00%	0.00%	0.00%
Statutory rate	21.00%	21.00%	21.00%	21.00%